Note 1 - Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Description of Plan [Line Items]
EBP, Description of Plan	DESCRIPTION OF THE PLAN
The following brief description of the Idaho Power Company Employee Savings Plan (the Plan) is provided for general information purposes only. Participants should refer to the Plan document, as amended, for more complete information on the Plan's provisions.

General - The Plan is a defined contribution plan covering substantially all employees (full-time, part-time, and temporary) of IDACORP, Inc. (IDACORP) and its participating subsidiaries (collectively, the Company), including Idaho Power Company (the Plan Sponsor and the Plan Administrator), as allowed under Section 401(k) of the Internal Revenue Code of 1986, as amended (IRC), and is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA). The Plan Sponsor's fiduciary committee controls and manages the operation and administration of the Plan. T. Rowe Price is the trustee of the Plan.

Eligibility - Employees who have attained 18 years of age are eligible to participate in the Plan and may enroll on their hire date; however, matching contributions are only vested upon completion of twelve months of employment.

Contributions - Eligible employees may participate in the Plan by contributing to the Savings Feature (after-tax) or the Deferred Feature (before-tax) of the Plan. Employees are also permitted to contribute after-tax dollars to a Roth 401(k) Feature. A participant may elect to contribute to any or all features up to 80 percent of eligible pay, as defined in the Plan, subject to certain IRC limitations. Eligible employees who do not make an affirmative election to participate (or to not participate) in the Plan are, subject to notice required by the IRC, deemed to have made an election to make a deferral contribution of 6 percent of the employee's compensation, which the employee can alter or revoke at any time.

The Company makes a matching contribution for the participant in an amount equal to 100 percent of the participant’s first 2 percent of eligible pay contributed to the Plan and 50 percent of the next 4 percent of eligible pay contributed to the Plan. Participant contributions in excess of 6 percent of eligible pay are not matched by the Company. Participants may also contribute certain rollover contributions from other plans.

The Plan permits participants to elect an In-Plan Roth Rollover Contribution (IRRC) within the Plan, subject to certain limitations, from their Savings, Deferred, or Rollover Feature accounts, excluding amounts held in a Roth 401(k) Feature account. Effective January 1, 2025, the Plan was amended to permit participants to also elect an IRRC from their matching contribution account, subject to certain limitations.

Participant Accounts - Individual accounts are maintained for each Plan participant for each Plan feature, as applicable. Each participant’s account is credited, as applicable, with the participant’s contribution, the Company’s matching contribution, and an allocation of Plan earnings and is charged with withdrawals and an allocation of Plan losses, and as applicable, any administrative expenses. Gains and losses on investments are allocated to participants’ accounts based upon relative fund account balances at regular valuation dates specified by the trustee of the Plan. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Investments - Participants direct the investment of their contributions into various investment options offered by the Plan. The Plan offers 13 ready-mixed (target date) portfolios, 24 core mutual funds, one common collective trust money market deposit account and IDACORP common stock as investment options for participants. A self-directed brokerage account option is also available to allow participants to select investment options not specifically offered by the Plan. Upon enrollment in the Plan, a participant may direct deferrals and employer contributions in any of the investment options offered by the Plan. Participants may change their investment options daily.

Vesting - Participants are fully vested immediately in their own contributions, plus actual earnings thereon. Matching contributions are vested only for participants who have completed twelve cumulative months of service. Matching contributions that are forfeited may be used to reduce the Company’s matching contribution in the year following the year in which the forfeiture arose. Forfeitures in the amount of $37,045 were used to reduce matching contributions during the year ended December 31, 2025.
Notes Receivable from Participants - Under certain circumstances participants may borrow against their vested account balances. The maximum principal amount of any loan is the lesser of (i) 50 percent of the balance of a participant’s vested account balance, determined on the day of the loan, minus the balance of all other loans from all other qualified plans, outstanding on that date, or (ii) $50,000, minus the participant’s highest outstanding principal balance of loans from the Plan, and from all other qualified plans, to the participant during the period of one year ending on the day preceding the origination of the loan being requested. Amounts held in a self-directed brokerage fund are included in the calculation of the maximum principal amount available for a loan but may not be used as a source for a loan. The interest rate on participant loans is set at the prime rate on the first business day of the month in which the loan is requested, plus one percent. The interest rate will remain fixed through the duration of the loan. All loans must be repaid within five years except for loans for the purchase of a primary residence, which have a maximum repayment period of ten years. The Plan permits only one outstanding loan per participant at a time. Principal and interest are paid through payroll deductions and credited to the participant's account. As of December 31, 2025, participant loans have maturities through 2035 at interest rates ranging from 4.25 percent to 9.50 percent.

Payments of Benefits and Withdrawals - Benefits are payable upon a participant’s disability, termination of employment, or death. In the event of disability or termination of employment, benefits are distributed when the participant elects to receive a distribution, which may be in the form of a lump sum distribution, installment distributions (monthly, quarterly, semi-annual, or annual), or when the participant is required to take a minimum distribution as defined by the IRC. If the participant dies on or after the date distributions begin, a beneficiary who is the participant's minor child, a chronically ill or disabled individual, or an individual not more than ten years younger than the participant, may take a lump sum distribution or elect installment distributions over their life expectancy or for a payment period of up to five years. When a child of a deceased participant reaches the age of majority, the Plan will distribute the child’s account in full no later than ten years after such date. A beneficiary who is a surviving spouse may take a lump sum distribution, elect installment distributions, or remain in the Plan subject to the mandatory minimum distribution requirements of the IRC. A beneficiary that does not meet the preceding criteria may take a lump sum distribution or installment distributions for a payment period of up to five years. The Plan conditionally offers certain additional benefits to survivors of participants who die while performing qualified military service, as defined in the IRC. Notwithstanding the above, in the event of death, disability, or termination of employment, for account balances of $5,000 or less, a lump sum payment will be made automatically. Persons otherwise entitled to a distribution under the Plan may elect to make partial withdrawals at least quarterly in accordance with procedures determined by the Plan Administrator.

The Plan permits in-service withdrawals from the Deferred and Rollover Features to be made (1) by participants who have incurred a hardship (as defined in the Plan) or (2) as frequently as once per calendar quarter by participants who have attained age 59 ½. In-service withdrawals also are permitted with respect to a participant’s after-tax contributions invested in the Savings Feature as frequently as once per calendar quarter. In-service withdrawals are permitted from the Roth 401(k) Feature if they are qualified distributions.

The Plan permits qualified reservist withdrawals of a participant's contributions from amounts attributable to elective deferrals in the Plan to be made by participants who are ordered or called to active military duty at specified times if certain conditions specified in the Plan are satisfied.

The Plan allows participants the option of obtaining distributions in the form of cash or common stock of IDACORP. The Plan allows the Plan Administrator to distribute the quarterly dividend on shares of IDACORP stock (the dividend pass-through feature) to electing participants in the Plan.